Credit Risk - Disclosure of Stage 3 Decomposition Cure and Not Cure Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposures	£ 294,877	£ 306,284
Loss allowance	£ 992
Loss allowance		£ 1,005
Coverage ratio	0.30%	0.30%